Overview of the Company - Narrative (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) clinic state	Dec. 31, 2020 USD ($)
Unusual or Infrequent Item, or Both [Line Items]
Number of stores | clinic					910
Number of stores under management service agreements | clinic					20
Number of states in which entity operates | state					25
Accrued expenses and other liabilities	$ 70,690				$ 64,584	$ 70,690
Other non-current liabilities	18,571				2,301	18,571
Accrued Expenses and Other Liabilities
Unusual or Infrequent Item, or Both [Line Items]
Deferral of social security tax	5,500				5,900	5,500
Other Noncurrent Liabilities
Unusual or Infrequent Item, or Both [Line Items]
Deferral of social security tax	5,500				0	5,500
CARES Act, Provider Relief Fund
Unusual or Infrequent Item, or Both [Line Items]
General distributions received	24,100	$ 23,100	$ 44,300	$ 0		91,500
CARES Act, MAAPP Funds
Unusual or Infrequent Item, or Both [Line Items]
General distributions received			$ 26,700
Proceeds from sale of Home Health service line					12,600
Transferred to government assistance					1,800
Accrued expenses and other liabilities	15,500				12,300	15,500
Other non-current liabilities	$ 11,200				$ 0	$ 11,200